Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Schedule of Consolidated Statements of Financial Position
The Group’s debt consists of interest-bearing borrowings from financial institutions and third parties. Outstanding borrowings, net of transaction costs and debt discounts, presented on the consolidated statements of financial position as current and non-current as of 30 June 2025 and 31 December 2024 are as follows:

	30 June 2025	31 December 2024
Senior Secured First Lien Term Loan Facility	1,031,378	990,744
Other borrowings	86,786	77,840
Total outstanding borrowings, net of debt issue costs	1,118,164	1,068,584
Less: current portion of borrowings	(46,026)	(32,702)
Total non-current borrowings	1,072,138	1,035,882

Schedule of Movements in Outstanding Borrowings Explanatory
Movements in the Group’s outstanding borrowings during the six months ended 30 June 2025 are as follows:

2025
Borrowings, net at 1 January	1,068,584
Recognition of deferred debt issue costs	(1,164)
Net gain on modification and extinguishment	(16,718)
Proceeds from new borrowings	180,267
Repayments of borrowings	(170,590)
Premiums and fees from repayments of borrowings	(3,147)
Accrued interest	57,304
Amortization of deferred debt issue costs	3,116
Foreign currency exchange difference	512
Borrowings, net at 30 June	1,118,164

Schedule of Maturities of Outstanding Borrowings
Contractual maturities of principal amounts on the Group’s outstanding borrowings as of 30 June 2025 are as follows:

30 June 2025
Within one year	46,026
Within two years	16,394
Within three years	16,597
Within four years	16,822
Thereafter	1,069,987
1,165,825